INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Income taxes paid (refund) [abstract]
Non-capital loss	$ 2,641,159	$ 1,711,987
Capital losses	21,062	21,062
Equipment	1,511	863
Share issuance costs	29,036	21,843
Intangible assets	397,156	386,345
Others	13,498	12,371
Net deferred tax assets	$ 3,103,422	$ 2,154,471